As filed with the Securities and Exchange Commission on April 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2006 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	92.7%
	Aerospace/Defense	2.7%
	Lockheed Martin Corp.
$ 502,000	7.75%, due 5/1/26		$626,211
	Northrup Grumman Corp.
670,000	7.75%, due 2/15/31		853,201
	Raytheon Co.
462,000	8.30%, due 3/1/10		511,919
250,000	7.20%, due 8/15/27		295,927
			2,287,258

	Auto Manufacturers	2.8%
	DaimlerChrysler NA Holding Corp.
1,225,000	4.75%, due 1/15/08		1,210,598
670,000	7.30%, due 1/15/12		719,565
425,000	8.50%, due 1/18/31		519,649
			2,449,812

	Building Materials	0.9%
	Masco Corp.
775,000	5.875%, due 7/15/12		781,633

	Casino Hotels	0.9%
	Harrah's Operating Co., Inc.
800,000	5.50%, due 7/1/10		797,653

	Chemicals	0.5%
	Lubrizol Corp.
400,000	5.50%, due 10/1/14		396,614

	Commercial Services	0.3%
	Cendant Corp.
270,000	7.375%, due 1/15/13		297,530

	Construction	1.8%
	Centex Corp.
775,000	5.25%, due 6/15/15		735,331
	Pulte Homes, Inc.
750,000	7.875%, due 8/1/11		817,397
			1,552,728

	Consumer Products	0.9%
	Fortune Brands, Inc.
800,000	5.125%, due 1/15/11		791,138

	Diversified Financial Services	0.9%
	Capital One Bank
800,000	5.75%, due 9/15/10		813,987

	Diversified Manufacturing	0.9%
	Tyco International Group SA
770,000	6.00%, due 11/15/13		787,418

	Electric Utilities	16.0%
	AEP Texas Central Co.
700,000	6.65%, due 2/15/33		767,165
	CenterPoint Energy
775,000	7.75%, due 2/15/11		849,778
	Cincinnati Gas & Electric Co.
780,000	5.70%, due 9/15/12		793,923
	Constellation Energy Group
750,000	4.55%, due 6/15/15		701,690
	Dominion Resources, Inc.
835,000	8.125%, due 6/15/10		917,329
	DTE Energy Co.
750,000	7.05%, due 6/1/11		803,099
	Duke Energy Corp.
1,100,000	6.45%, due 10/15/32		1,183,426
	Exelon Corp.
275,000	6.75%, due 5/1/11		290,793
	FirstEnergy Corp.
725,000	7.375%, due 11/15/31		848,095
	MidAmerican Energy Holdings Co.
850,000	3.50%, due 5/15/08		817,907
	NiSource Finance Corp.
700,000	7.875%, due 11/15/10		768,358
	Oncor Electric Delivery
800,000	6.375%, due 5/1/12		837,278
	Pacific Gas & Electric
785,000	6.05%, due 3/1/34		815,117
	Progress Energy, Inc.
773,000	7.10%, due 3/1/11		827,905
	PSEG Power, LLC
750,000	7.75%, due 4/15/11		825,497
	Southern California Edison Co.
560,000	6.00%, due 1/15/34		588,762
	Virginia Electric & Power Co.
400,000	6.00%, due 1/15/36		402,632
	XCEL Energy, Inc.
700,000	7.00%, due 12/1/10		746,068
			13,784,822

	Finance - Mortgage Loans	0.5%
	Residential Capital Corp.
400,000	6.875%, due 6/30/15		420,447

	Food	8.4%
	Albertson's, Inc.
227,000	7.45%, due 8/1/29		205,790
	Conagra Foods, Inc.
725,000	7.875%, due 9/15/10		790,061
	General Mills, Inc.
825,000	3.875%, due 11/30/07		806,571
	H.J. Heinz Finance Co.
850,000	6.00%, due 3/15/12		860,917
	Kellogg Co.
900,000	2.875%, due 6/1/08		855,891
	Kraft Foods, Inc.
1,100,000	5.25%, due 10/1/13		1,090,496
	Kroger Co.
792,000	6.20%, due 6/15/12		812,919
	Safeway, Inc.
350,000	6.50%, due 3/1/11		361,638
	Sara Lee Corp.
700,000	2.75%, due 6/15/08		660,149
	Tyson Foods, Inc.
700,000	8.25%, due 10/1/11		769,337
			7,213,769

	Forest Products & Paper	2.2%
	International Paper Co.
730,000	6.75%, due 9/1/11		767,648
	Westvaco Corp.
225,000	8.20%, due 1/15/30		260,904
	Weyerhaeuser Co.
400,000	5.95%, due 11/1/08		405,455
425,000	7.375%, due 3/15/32		479,202
			1,913,209

	Insurance	2.9%
	GE Global Insurance Holding Corp.
800,000	7.00%, due 2/15/26		921,506
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15		802,599
	WellPoint, Inc.
700,000	6.80%, due 8/1/12		753,828
			2,477,933

	Media	11.0%
	CBS Corp.
325,000	7.70%, due 7/30/10		351,509
325,000	7.875%, due 7/30/30		375,103
	Clear Channel Communications, Inc.
325,000	4.25%, due 5/15/09		311,304
	Comcast Cable Communications, Inc.
482,000	6.20%, due 11/15/08		492,285
1,475,000	8.375%, due 3/15/13		1,693,421
	Comcast Corp.
800,000	7.05%, due 3/15/33		864,037
	Cox Communications, Inc.
825,000	7.125%, due 10/1/12		881,742
	News America, Inc.
1,025,000	6.20%, due 12/15/34		1,017,398
	Time Warner, Inc.
875,000	6.75%, due 4/15/11		918,131
1,735,000	6.875%, due 6/15/18		1,843,351
	Walt Disney Co.
650,000	7.00%, due 3/1/32		751,637
			9,499,918

	Mining	0.9%
	Alcan, Inc.
500,000	4.875%, due 9/15/12		486,515
250,000	6.125%, due 12/15/33		258,482
			744,997

	Oil & Gas	10.6%
	Amerada Hess Corp.
450,000	6.65%, due 8/15/11		476,579
	Anadarko Finance Co.
725,000	6.75%, due 5/1/11		773,935
	Atmos Energy Corp.
800,000	4.95%, due 10/15/14		766,265
	Burlington Resources
675,000	7.20%, due 8/15/31		830,627
	Canadian Natural Resources
825,000	4.90%, due 12/1/14		800,281
	Devon Energy Corp.
300,000	7.95%, due 4/15/32		389,375
	Devon Financing Corp., U.L.C.
449,000	6.875%, due 9/30/11		483,248
	Encana Corp.
400,000	6.50%, due 8/15/34		448,320
	Encana Holdings Financial Corp.
350,000	5.80%, due 5/1/14		362,335
	Kinder Morgan Energy Partners
300,000	6.75%, due 3/15/11		317,556
300,000	5.80%, due 3/15/35		287,619
	Marathon Oil Corp.
542,000	6.80%, due 3/15/32		623,582
	Pemex Master Trust
375,000	7.875%, due 2/1/09		400,125
450,000	7.375%, due 12/15/14		501,750
500,000	8.625%, due 2/1/22		621,250
	Valero Energy Corp.
250,000	7.50%, due 4/15/32		304,655
	XTO Energy, Inc.
750,000	5.00%, due 1/31/15		730,777
			9,118,279

	Pipelines	1.0%
	Kinder Morgan, Inc.
835,000	6.80%, due 3/1/08		857,948

	Real Estate Investment Trusts	3.7%
	EOP Operating LP
836,000	7.75%, due 11/15/07		868,176
	Healthcare Realty Trust
723,000	8.125%, due 5/1/11		795,661
	Hospitality Properties
650,000	6.75%, due 2/15/13		685,899
	Simon Property Group LP
795,000	6.375%, due 11/15/07		809,281
			3,159,017

	Retail	2.8%
	Federated Department Stores, Inc.
545,000	6.90%, due 4/1/29		596,785
	Limited Brands, Inc.
350,000	5.25%, due 11/1/14		331,195
	Newell Rubbermaid, Inc.
750,000	4.625%, due 12/15/09		724,960
	YUM! Brands, Inc.
650,000	8.875%, due 4/15/11		742,965
			2,395,905

	Savings & Loans	0.8%
	Washington Mutual, Inc.
785,000	4.625%, due 4/1/14		734,480

	Sovereign	6.1%
	United Mexican States
1,200,000	10.375%, due 2/17/09		1,371,000
1,300,000	5.875%, due 1/15/14		1,335,750
2,125,000	7.50%, due 4/8/33		2,587,188
			5,293,938

	Telecommunications	6.9%
	CenturyTel, Inc.
430,000	8.375%, due 10/15/10		472,857
	Koninklijke KPN NV
695,000	8.00%, due 10/1/10		750,277
	Motorola, Inc.
517,000	7.625%, due 11/15/10		569,394
250,000	6.50%, due 9/1/25		271,131
	Sprint Capital Corp.
450,000	6.125%, due 11/15/08		460,238
1,145,000	7.625%, due 1/30/11		1,253,176
850,000	6.875%, due 11/15/28		928,951
	Telecom Italia Capital
825,000	5.25%, due 11/15/13		797,959
425,000	6.375%, due 11/15/33		421,834
			5,925,817

	Transportation	4.4%
	Burlington Northern Santa Fe
700,000	6.75%, due 7/15/11		747,404
	CSX Corp.
490,000	7.95%, due 5/1/27		621,990
	FedEx Corp.
760,000	3.50%, due 4/1/09		722,586
	Norfolk Southern Corp.
775,000	7.05%, due 5/1/37		925,065
	Union Pacific Corp.
825,000	3.625%, due 6/1/10		772,222
			3,789,267

	Waste Disposal	1.9%
	Republic Services, Inc.
750,000	6.75%, due 8/15/11		795,986
	Waste Management, Inc.
689,000	7.75%, due 5/15/32		848,754
			1,644,740

	Total Corporate Bonds & Notes (cost $80,573,657)		79,930,257

	U.S. GOVERNMENT INSTRUMENTALITIES	4.7%
	U.S. Treasury Bonds	3.0%
	U.S. Treasury Bond
2,350,000	5.375%, due 2/15/31		2,616,671

	U.S. Treasury Notes	1.7%
	U.S. Treasury Note
500,000	4.125%, due 8/15/08		494,434
950,000	4.25%, due 8/15/15		925,731
			1,420,165

	Total U.S. Government Instrumentalities (cost $4,029,973)		4,036,836

Shares

	SHORT-TERM INVESTMENTS	0.8%
714,269	AIM STIT - Treasury Portfolio		714,269

	Total Short-Term Investments (cost $714,269)		714,269

	Total Investments (cost $85,317,899)	98.2%	84,681,362
	Other Assets less Liabilities	1.8%	1,530,678
	TOTAL NET ASSETS	100.0%	$86,212,040

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$85,358,810

Gross unrealized appreciation	$684,049
Gross unrealized depreciation	(1,361,497)
Net unrealized depreciation	$(677,448)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2006 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	90.1%
	U.S. Government Agencies	90.1%
	FHLMC TBA (a)
$ 160,000	4.50%, due 3/15/21		$154,900
140,000	5.00%, due 3/15/21		138,119
500,000	5.00%, due 3/15/36		484,375
470,000	5.50%, due 3/15/36		465,888
200,000	6.00%, due 3/15/36		201,875
60,000	6.50%, due 3/15/36		61,369
	FNMA TBA (a)
160,000	4.50%, due 3/15/21		155,400
160,000	5.00%, due 3/15/21		157,850
480,000	5.00%, due 3/15/36		466,200
700,000	5.50%, due 3/15/36		693,437
230,000	6.00%, due 3/15/36		232,084
90,000	6.50%, due 3/15/36		92,137
	GNMA TBA (a)
160,000	5.50%, due 3/15/36		160,350
			3,463,984

	Total Mortgage-Backed Securities (cost $3,461,648)		3,463,984

	U.S. GOVERNMENT INSTRUMENTALITIES	7.7%
	U.S. Treasury Notes	7.7%
	U.S. Treasury Note
300,000	4.00%, due 6/15/09		294,047

	Total U.S. Government Instrumentalities
	(cost $294,012)		294,047

	Total Investments (cost $3,755,660)	97.8%	3,758,031
	Other Assets less Liabilities	2.2%	84,340
	TOTAL NET ASSETS	100.0%	$3,842,371

(a) Security purchased on a when-issued basis. On February 28, 2006, the total cost of investments purchased on a when-issued basis was $3,461,648 or 90.1% of total net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$3,755,660

Gross unrealized appreciation	$2,372
Gross unrealized depreciation	(1)
Net unrealized appreciation	$2,371

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments - February 28, 2006 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	21.8%
	Private	0.2%
	Prudential Home Mortgage Securities
$ 67,825	7.50%, due 3/25/08		$67,707

	U.S. Government Agencies	21.6%
	FHLMC ARM Pool (a)
66,130	5.051%, due 8/1/15, #755204		65,898
59,633	5.551%, due 2/1/22, #845113		60,775
107,993	4.831%, due 10/1/22, #635206		108,623
39,178	5.646%, due 6/1/23, #845755		40,060
31,239	5.306%, due 2/1/24, #609231		31,938
1,396,354	6.047%, due 1/1/25, #785726		1,420,047
871,998	4.738%, due 2/1/32, #1C0009		871,753
528,617	5.385%, due 1/1/33, #1B0668		532,786
	FNMA Pool
63,461	5.50%, due 6/1/06, #252500		63,466
59,076	11.00%, due 1/1/13, #415842		63,296
	FNMA ARM Pool (a)
99,632	6.07%, due 7/1/25, #555206		101,897
720,331	4.933%, due 7/1/27, #424953		730,790
509,545	5.714%, due 3/1/28, #556438		521,441
353,221	5.289%, due 6/1/29, #508399		358,959
608,311	4.916%, due 4/1/30, #562912		615,048
335,741	5.905%, due 8/1/30, #556824		349,277
87,122	5.585%, due 9/1/30, #551038		89,373
500,601	5.729%, due 10/1/30, #670317		512,385
125,285	5.454%, due 7/1/31, #592745		128,582
126,430	5.567%, due 9/1/31, #597196		126,836
144,964	5.291%, due 11/1/31, #610547		149,173
176,695	4.896%, due 4/1/32, #629098		179,059
170,454	6.247%, due 2/1/33, #670257		175,435
	GNMA II ARM Pool (a)
33,096	5.125%, due 11/20/21, #8871		33,414
220,022	5.125%, due 10/20/22, #8062		221,618
512,303	5.125%, due 11/20/26, #80011		516,739
107,780	5.125%, due 11/20/26, #80013		109,030
56,030	5.125%, due 12/20/26, #80021		56,495
35,307	4.375%, due 1/20/27, #80029		35,498
489,832	4.75%, due 7/20/27, #80094		492,956
678,148	4.75%, due 8/20/27, #80104		682,233
30,139	5.125%, due 10/20/27, #80122		30,407
287,856	4.375%, due 1/20/28, #80154		289,578
733,125	5.125%, due 10/20/29, #80331		739,971
157,659	5.125%, due 11/20/29, #80344		159,071
			10,663,907

	Total Mortgage-Backed Securities (cost $10,850,097)		10,731,614

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	77.5%
	U.S. Government Agencies	38.5%
	FHLB
1,500,000	2.875%, due 9/15/06		1,484,328
4,000,000	3.375%, due 2/23/07		3,941,236
	FHLMC
1,500,000	3.75%, due 11/15/06		1,488,242
	FNMA
1,900,000	5.25%, due 6/15/06		1,902,090
3,350,000	4.375%, due 10/15/06		3,339,789
3,700,000	2.625%, due 11/15/06		3,642,528
3,200,000	3.625%, due 3/15/07		3,158,102
			18,956,315

	U.S. Treasury Notes	39.0%
	U.S. Treasury Note
3,570,000	2.75%, due 6/30/06		3,549,083
2,850,000	2.375%, due 8/31/06		2,817,826
5,000,000	2.50%, due 9/30/06		4,936,720
3,750,000	6.50%, due 10/15/06		3,790,140
500,000	3.125%, due 1/31/07		493,008
3,700,000	3.625%, due 4/30/07		3,653,894
			19,240,671

	Total U.S. Government Agencies and
	Instrumentalities (cost $38,365,684)		38,196,986

Shares

	SHORT-TERM INVESTMENTS	0.6%
319,631	AIM STIT - Treasury Portfolio		319,631
607	Fidelity Institutional Government Portfolio		607
			320,238

	Total Short-Term Investments (cost $320,238)		320,238

	Total Investments (cost $49,536,019)	99.9%	49,248,838
	Other Assets less Liabilities	0.1%	39,028
	TOTAL NET ASSETS	100.0%	$49,287,866

(a) Variable rate note. Rate shown reflects the rate in effect at February 28, 2006.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$49,536,019

Gross unrealized appreciation	$12,461
Gross unrealized depreciation	(299,642)
Net unrealized depreciation	$(287,181)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA TOTAL RETURN BOND FUND
Schedule of Investments - February 28, 2006 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	23.0%
	Aerospace / Defense	0.8%
	United Technologies Corp.
$ 100,000	7.50%, due 9/15/29		$127,235

	Agriculture	0.6%
	Archer-Daniels-Midland
100,000	5.935%, due 10/1/32		103,962

	Auto Manufacturers	0.6%
	DaimlerChrysler NA Holding Corp.
100,000	4.05%, due 6/4/08		97,135

	Banks	1.8%
	Bank of America Corp.
100,000	5.875%, due 2/15/09		102,050
	Wachovia Corp.
100,000	4.375%, due 6/1/10		97,183
	Wells Fargo & Co.
100,000	4.625%, due 8/9/10		98,171
			297,404

	Consumer Products	1.2%
	Clorox Co.
100,000	5.00%, due 1/15/15		97,307
	Fortune Brands, Inc.
100,000	5.125%, due 1/15/11		98,892
			196,199

	Diversified Financial Services	4.5%
	CIT Group, Inc.
100,000	4.25%, due 2/1/10		96,372
	Citigroup, Inc.
100,000	5.00%, due 3/6/07		99,863
	Countrywide Home Loan
100,000	4.125%, due 9/15/09		96,120
	General Electric Capital Corp.
150,000	4.375%, due 11/21/11		143,973
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09		96,394
	Morgan Stanley
100,000	6.60%, due 4/1/12		106,321
	SLM Corp.
100,000	5.00%, due 10/1/13		97,522
			736,565

	Electric Utilities	0.6%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		96,240

	Finance - Brokers	0.6%
	Goldman Sachs Group, Inc.
100,000	4.50%, due 6/15/10		97,236

	Forest Products & Paper	1.3%
	International Paper Co.
100,000	6.75%, due 9/1/11		105,157
	Weyerhaeuser Co.
100,000	6.75%, due 3/15/12		105,825
			210,982

	Insurance	1.2%
	American International Group, Inc.
100,000	4.25%, due 5/15/13		93,988
	MetLife, Inc.
100,000	5.00%, due 6/15/15		97,636
			191,624

	Machinery	0.6%
	John Deere Capital Corp.
100,000	5.10%, due 1/15/13		99,307

	Media	2.4%
	AT&T, Inc.
100,000	5.10%, due 9/15/14		97,289
	News America, Inc.
100,000	5.30%, due 12/15/14		98,569
	Time Warner, Inc.
85,000	7.625%, due 4/15/31		96,960
	Tribune Co.
100,000	4.875%, due 8/15/10		96,775
			389,593

	Mining	1.3%
	Alcan, Inc.
100,000	6.125%, due 12/15/33		103,393
	Alcoa, Inc.
100,000	6.50%, due 6/1/11		105,655
			209,048

	Oil & Gas	1.2%
	ConocoPhillips
100,000	4.75%, due 10/15/12		98,387
	Devon Financing Corp., U.L.C.
100,000	6.875%, due 9/30/11		107,627
			206,014

	Retail	1.2%
	CVS Corp.
100,000	4.00%, due 9/15/09		95,923
	May Department Stores Co.
100,000	6.70%, due 7/15/34		107,259
			203,182

	Savings & Loans	0.6%
	Washington Mutual, Inc.
100,000	4.375%, due 1/15/08		98,607

	Telecommunications	1.9%
	Bellsouth Capital Funding
100,000	7.875%, due 2/15/30		119,448
	Sprint Capital Corp.
100,000	6.875%, due 11/15/28		109,288
	Verizon Global Funding Corp.
80,000	7.75%, due 12/1/30		93,960
			322,696

	Transportation	0.6%
	Union Pacific Corp.
100,000	4.875%, due 1/15/15		96,730

	Total Corporate Bonds & Notes (cost $3,853,132)		3,779,759

	MORTGAGE-BACKED SECURITIES	36.2%
	Collateralized Mortgage Obligations	0.0%
	FHLMC Series 1387 S
10,479	6.63%, due 10/15/07 (a)(e)		61

	U.S. Government Agencies	36.2%
	FHLMC Pool
667,854	4.50%, due 11/1/18, #B10834		648,284
300,713	4.50%, due 1/1/19, #B11934		291,901
490,705	5.00%, due 4/1/20, #J02011		484,795
649,864	4.50%, due 8/1/20, #B19744		629,578
478,084	5.00%, due 8/1/34, #G08004		464,389
307,442	5.00%, due 10/1/34, #A27698		298,635
	FHLMC TBA (b)
500,000	5.00%, due 4/15/21		493,125
	FNMA Pool
299,429	6.00%, due 3/1/33, #555285		302,840
825,146	5.50%, due 10/1/33, #748710		819,559
500,001	5.50%, due 10/1/35, #797703		495,695
600,000	5.50%, due 2/1/36, #852944		594,824
	GNMA Pool
420,709	5.50%, due 3/15/34, #623405		422,078
			5,945,703

	Total Mortgage-Backed Securities (cost $6,027,598)		5,945,764

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	24.9%
	U.S. Government Agencies	3.7%
	FNMA
630,000	4.625%, due 10/15/13		619,354

	U.S. Treasury Bonds	11.2%
	U.S. Treasury Bond
180,000	8.125%, due 8/15/19		240,933
175,000	8.125%, due 8/15/21		240,140
325,000	6.375%, due 8/15/27		398,963
860,000	5.375%, due 2/15/31		957,590
			1,837,626

	U.S. Treasury Notes	10.0%
	U.S. Treasury Note
750,000	3.625%, due 6/30/07		739,629
500,000	4.375%, due 11/15/08		496,465
420,000	4.125%, due 5/15/15		405,579
			1,641,673

	Total U.S. Government Agencies and
	Instrumentalities (cost $4,141,203)		4,098,653

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (c)(d) (cost $0)		-

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	18.5%
572,015	AIM STIT - Treasury Portfolio		572,015
55,616	Fidelity Institutional Government Portfolio		55,616
$ 2,404,000	FHLB Discount Note
	Zero coupon bond to yield
	2.65%, due 3/1/06		2,404,000

	Total Short-Term Investments (cost $3,031,631)		3,031,631

	Total Investments (cost $17,053,564)	102.6%	16,855,807
	Liabilities less Other Assets	(2.6)%	(427,187)
	TOTAL NET ASSETS	100.0%	$16,428,620

(a) Variable rate note. Rate shown reflects the rate in effect at February 28, 2006.
(b) Security purchased on a when-issued basis. On February 28, 2006, the total cost of investments purchased on a when-issued basis was $492,422 or 3.0% of total net assets.
(c) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 28, 2006, the security had a cost and value of $0 (0.0% of net assets).
(d) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(e) Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of February 28, 2006.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$17,103,330

Gross unrealized appreciation	$15,806
Gross unrealized depreciation	(263,329)
Net unrealized depreciation	$(247,523)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   4/20/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   4/20/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   4/20/2006

* Print the name and title of each signing officer under his or her signature.